Other current financial assets	12 Months Ended
Dec. 31, 2017
Other current financial assets
Other current financial assets

16. Other current financial assets

At December 31, 2017, Other current financial assets mainly include prepaid expenses.

At December 31, 2016, Othe current financial assets mainly included 1.13 million euros of restricted cash in relation to interest payments to be executed in the short term with respect to the Convertible Bonds issued on March 6, 2015. (See note 15).